Segmented Information - Schedule of Segment Information for Reporting Segments (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Power & Vision [Member]
Segment Reporting Information [Line Items]
Net assets held for sale	$ 541